SCHEDULE OF WARRANTS ACTIVITY (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020		Oct. 31, 2019
Common Stock Purchase Warrants And Warrant Liability
Number of Warrants, Outstanding and exercisable warrants, Beginning balance	398,226	432,142,000		944,635,000
Weighted Average Exercise Price, Outstanding and exercisable warrants, Beginning	$ 0.08	$ 0.08		$ 22.50
Weighted Average Remaining Contractual Life In Years, Outstanding and exercisable warrants, Beginning	3 years 9 months 3 days	4 years 9 months 3 days		5 years 10 months 13 days
Aggregate Intrinsic Value, Beginning	$ 110,640	$ 114,069
Number of Warrants, Issued	48,254,606	5,000,000		31,885,500
Weighted Average Exercise Price, Issued	$ 0.48	$ 1.25
Number of Warrants, Exercised	(18,427,435)	(33,916,000)	[1]	(31,540,962,000)	[2]
Weighted Average Exercise Price, Exercised	$ 0.20	$ 0.02	[1]		[2]
Number of Warrants, Outstanding and exercisable warrants, Ending balance	30,225,397	398,226		432,142,000
Weighted Average Exercise Price, Outstanding and exercisable warrants, Ending	$ 0.64	$ 0.08		$ 0.08
Weighted Average Remaining Contractual Life In Years, Outstanding and exercisable warrants, Ending balance	4 years 7 months 13 days	3 years 9 months 3 days
Aggregate Intrinsic Value, Ending	$ 282,437	$ 110,640		$ 114,069
Aggregate Intrinsic Value, Ending	$ 282,437	$ 110,640		$ 114,069
Number of Warrants, Exchanged		(5,000,000)		(856,865)
Weighted Average Exercise Price, Exchanged		$ 1.25		$ 0.37
Number of Warrants, Expired				(166,000)
Weighted Average Exercise Price, Expired				$ 56.25

[1]	Includes the cashless exercise of 32,500 warrants that resulted in the issuance of 32,500 shares of common stock.
[2]	Includes the cashless exercise of 17,869,662 warrants that resulted in the issuance of 17,869,662 shares of common stock.